PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Affiliated Mutual Funds 91.9%
PGIM Global Real Estate Fund (Class R6)	464,270	$8,965,050
PGIM Jennison Global Infrastructure Fund (Class R6)	1,057,594	15,853,332
PGIM Jennison MLP Fund (Class R6)	2,189,835	15,613,523
PGIM Jennison Natural Resources Fund (Class R6)	190,170	11,239,020
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	4,414,293	32,842,342
PGIM Select Real Estate Fund (Class R6)	1,705,017	20,852,363
PGIM TIPS Fund (Class R6)	4,157,091	36,291,401

Total Affiliated Mutual Funds (cost $137,770,031)(wd)		141,657,031
Exchange-Traded Fund 6.3%
iShares Gold Trust* (cost $9,179,450)(bb)	266,270	9,742,819

Total Long-Term Investments (cost $146,949,481)		151,399,850

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,253,144)(bb)(wd)	3,253,144	3,253,144

TOTAL INVESTMENTS 100.3% (cost $150,202,625)		154,652,994
Liabilities in excess of other assets (0.3)%		(534,641)

Net Assets 100.0%		$154,118,353

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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